Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Property and Equipment, Net

The following table details property and equipment, less accumulated depreciation (in thousands):

	September 30, 2025	December 31, 2024
Computers and equipment	$296	$499
Furniture and fixtures	115	121
Improvements	186	186
Total property and equipment	597	806
Less: accumulated depreciation	(482)	(641)
Net property and equipment	$115	$165

Depreciation expense was $0.02 million and $0.1 million for the three months ended September 30, 2025 and 2024, respectively. Depreciation expense was $0.1 million and $0.1 million for the nine months ended September 30, 2025 and 2024, respectively.

4. Property and Equipment, Net

The following table details property and equipment, less accumulated depreciation (dollars in thousands):

	December 31,
	2024	2023
Computers and equipment	$288	$276
Furniture and fixtures	135	152
Improvements	186	171
Total property and equipment	609	599
Less: accumulated depreciation	(444)	(293)
Net property and equipment	$165	$306

Depreciation expense was $0.2 million and $0.2 million for the years ended December 31, 2024, and 2023, respectively. During the year ended December 31, 2023, the Company’s subsidiary, Charge Savvy, sold a building it owned and recognized a gain on sale of $1.1 million.